Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 01, 2012
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2013